Annual Fund Operating Expenses - Voya VACS Series LCC Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 1, 2027
No Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.77%	[1]
Expenses (as a percentage of Assets)	2.77%
Fee Waiver or Reimbursement	(2.62%)	[2]
Net Expenses (as a percentage of Assets)	0.15%

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.15% through October 1, 2027. The expense limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Fund’s Board of Trustees (the “Board”) who are not “interested persons,” as that term is defined in the 1940 Act. Termination or modification of this obligation requires approval by the Fund’s Board.